BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTNG POLICIES (Details Narrative) - Spetner Associates Inc [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 21, 2019
Product Information [Line Items]
FDIC insured amount	$ 250,000		$ 250,000
Sweep account invested value	1,605,000		2,121,000
Allowance for doubtful accounts	217,333		216,583	$ 129,000
Leases amount	$ 0		$ 0	0
Lease term					3 years
No Insurance Carrier [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%		10.00%
No Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%		10.00%
St Louis Missouri [Member]
Product Information [Line Items]
Lease and rent expense	$ 18,750	$ 18,750	$ 75,000	$ 80,000